ACQUISITIONS, GOODWILL, AND INTANGIBLE ASSETS (Details) - USD ($)	1 Months Ended
	Apr. 21, 2022	Jun. 30, 2022	Dec. 31, 2021	Apr. 21, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets		$ 6,951,794	$ 517,174		$ 270,131
Current liabilities		18,855,251	2,232,112		5,916,339
Cash		2,390,474	191,485		198,473
Goodwill		$ 8,487,536	1,702,119		$ 1,893,740	$ 1,966,340
IP/technology
Intangible asset				$ 438,000
Intangible asset useful life	7 years
Non-compete
Intangible asset				123,200
Intangible asset useful life	3 years
tradename/trademarks
Intangible asset				3,008,100
Intangible asset useful life	10 years
Boston Solar Acquisition [Member]
Goodwill				6,785,416
Tangible assets				4,787,928
Total Liablities				(7,571,036)
Non-controlling Interest				(1,506,750)
Total purchase price				$ 6,064,858
Percent for consideration paid	80.10%			80.10%
Box Pure Air, LLC
Intangible assets			0
Goodwill			414,151
Current assets			0
Current liabilities			0
Total net assets acquired			414,151
Cash			$ 0
Common Stock			414,151
Total purchase price			$ 414,151